UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $1,631,384 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105    41347   478164 SH       SOLE                   478164        0        0
CIGNA CORPORATION              COM              125509109    81269  1722900 SH       SOLE                  1722900        0        0
DEAN FOODS CO NEW              COM              242370104    27746  1697000 SH       SOLE                  1697000        0        0
FIRST CASH FINL SVCS INC       COM              31942D107     7288   158400 SH       SOLE                   158400        0        0
FISERV INC                     COM              337738108    93759  1266500 SH       SOLE                  1266500        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104   119787  6161900 SH       SOLE                  6161900        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101   133630  2819200 SH       SOLE                  2819200        0        0
KBR INC                        COM              48242W106   128331  4303519 SH       SOLE                  4303519        0        0
KIRBY CORP                     COM              497266106    52295   946000 SH       SOLE                   946000        0        0
KROGER CO                      COM              501044101   131386  5581400 SH       SOLE                  5581400        0        0
LINCOLN NATL CORP IND          COM              534187109    52311  2162500 SH       SOLE                  2162500        0        0
MADISON SQUARE GARDEN CO       CL A             55826P100    24263   602500 SH       SOLE                   602500        0        0
OCEANEERING INTL INC           COM              675232102   135208  2447200 SH       SOLE                  2447200        0        0
PHILLIPS 66                    COM              718546104   160475  3460750 SH       SOLE                  3460750        0        0
REPUBLIC SVCS INC              COM              760759100    66129  2403800 SH       SOLE                  2403800        0        0
ROSETTA RESOURCES INC          COM              777779307    71251  1487800 SH       SOLE                  1487800        0        0
TELEDYNE TECHNOLOGIES INC      COM              879360105    67130  1059000 SH       SOLE                  1059000        0        0
TUPPERWARE BRANDS CORP         COM              899896104    55267  1031300 SH       SOLE                  1031300        0        0
VALERO ENERGY CORP NEW         COM              91913Y100   182512  5761100 SH       SOLE                  5761100        0        0